Data from FCR's Financial Statemets (Details 12) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Information [Line Items]
Principal Outstanding	$ 2,600,000
Weighted Average or Total, Interest Rate Coupon, percentage	4.36%
Weighted Average or Total, Interest Rate Effective, percentage	4.42%
Weighted Average or Total, Principal Outstanding, total	$ 2,600,000
Weighted Average or Total, Liability,Total	2,595,966	$ 2,546,442
Principal Outstanding, Current	150,000
Principal Outstanding, Non- Current	2,450,000
Liability Current	149,675	249,891
Liability Non- Current	2,446,291	2,296,551
Liability, Total	2,595,966	2,546,442
FCR [Member]
Condensed Financial Information [Line Items]
Liability Current	149,675	249,891
Liability Non- Current	$ 2,446,291	2,296,551
Series H [Member]
Condensed Financial Information [Line Items]
Maturity Date	Jan. 31, 2017
Interest Rate Coupon, Percentage	5.85%
Interest Rate Effective, Percentage	5.99%
Principal Outstanding
Liability, Total		124,985
Series I [Member]
Condensed Financial Information [Line Items]
Maturity Date	Nov. 30, 2017
Interest Rate Coupon, Percentage	5.70%
Interest Rate Effective, Percentage	5.79%
Principal Outstanding
Liability, Total		124,906
Series J [Member]
Condensed Financial Information [Line Items]
Maturity Date	Aug. 30, 2018
Interest Rate Coupon, Percentage	5.25%
Interest Rate Effective, Percentage	5.66%
Principal Outstanding	$ 50,000
Liability, Total	$ 49,868	49,761
Series K [Member]
Condensed Financial Information [Line Items]
Maturity Date	Nov. 30, 2018
Interest Rate Coupon, Percentage	4.95%
Interest Rate Effective, Percentage	5.17%
Principal Outstanding	$ 100,000
Liability, Total	$ 99,807	99,602
Series L [Member]
Condensed Financial Information [Line Items]
Maturity Date	Jul. 30, 2019
Interest Rate Coupon, Percentage	5.48%
Interest Rate Effective, Percentage	5.61%
Principal Outstanding	$ 150,000
Liability, Total	$ 149,712	149,542
Series M [Member]
Condensed Financial Information [Line Items]
Maturity Date	Apr. 30, 2020
Interest Rate Coupon, Percentage	5.60%
Interest Rate Effective, Percentage	5.60%
Principal Outstanding	$ 175,000
Liability, Total	$ 174,991	174,988
Series N [Member]
Condensed Financial Information [Line Items]
Maturity Date	Mar. 01, 2021
Interest Rate Coupon, Percentage	4.50%
Interest Rate Effective, Percentage	4.63%
Principal Outstanding	$ 175,000
Liability, Total	$ 174,361	174,177
Series O [Member]
Condensed Financial Information [Line Items]
Maturity Date	Jan. 31, 2022
Interest Rate Coupon, Percentage	4.43%
Interest Rate Effective, Percentage	4.59%
Principal Outstanding	$ 200,000
Liability, Total	$ 198,824	198,567
Series P [Member]
Condensed Financial Information [Line Items]
Maturity Date	Dec. 05, 2022
Interest Rate Coupon, Percentage	3.95%
Interest Rate Effective, Percentage	4.18%
Principal Outstanding	$ 250,000
Liability, Total	$ 247,512	247,066
Series Q [Member]
Condensed Financial Information [Line Items]
Maturity Date	Oct. 30, 2023
Interest Rate Coupon, Percentage	3.90%
Interest Rate Effective, Percentage	3.97%
Principal Outstanding	$ 300,000
Liability, Total	$ 298,951	298,794
Series R [Member]
Condensed Financial Information [Line Items]
Maturity Date	Aug. 30, 2024
Interest Rate Coupon, Percentage	4.79%
Interest Rate Effective, Percentage	4.72%
Principal Outstanding	$ 300,000
Liability, Total	$ 301,172	301,323
Series S [Member]
Condensed Financial Information [Line Items]
Maturity Date	Jul. 31, 2025
Interest Rate Coupon, Percentage	4.32%
Interest Rate Effective, Percentage	4.24%
Principal Outstanding	$ 300,000
Liability, Total	$ 301,587	301,768
Series T [Member]
Condensed Financial Information [Line Items]
Maturity Date	May 06, 2026
Interest Rate Coupon, Percentage	3.60%
Interest Rate Effective, Percentage	3.56%
Principal Outstanding	$ 300,000
Liability, Total	$ 300,865	300,963
Series U [Member]
Condensed Financial Information [Line Items]
Maturity Date	Jul. 12, 2027
Interest Rate Coupon, Percentage	3.75%
Interest Rate Effective, Percentage	3.82%
Principal Outstanding	$ 300,000
Liability, Total	$ 298,316